Concentration of Risk	12 Months Ended
Dec. 31, 2025
Concentration of Risk [Abstract]
CONCENTRATION OF RISK

19. CONCENTRATION OF RISK

The Company is exposed to the following concentration of risk:

(a)	Major customers

For the fiscal year ended December 31, 2025, customer A, B and D accounted for 30%, 36% and 11% of the Company’s total revenue.

For the fiscal year ended December 31, 2024, customer A, B and C accounted for 29%, 20% and 12% of the Company’s total revenue.

For the fiscal year ended December 31, 2023, customer A and B accounted for 30% and 20% of the Company’s total revenue.

As of December 31, 2025, there were four customers, each of whom accounted for more than 10% of the Company’s total accounts receivable, contributing approximately 22%, 17%, 14% and 12%, respectively. As of December 31, 2024, there were two customers, each of whom accounted for more than 10% of the Company’s total accounts receivable, contributing approximately 30% and 16%, respectively. As of December 31, 2023, there were four customers, each of whom accounted for more than 10% of the Company’s total accounts receivable, contributing approximately 29%, 13%, 13% and 11%, respectively.

(b)	Major vendors

For the fiscal year ended December 31, 2025, vendor A and B accounted for 35% and 15% of the Company’s total purchases.

For the fiscal year ended December 31, 2024, vendor A and B accounted for 54% and 15% of the Company’s total purchases.

For the fiscal year ended December 31, 2023, vendor A and B accounted for 42% and 16% of the Company’s total purchases.

As of December 31, 2025, there were three vendors, each of whom accounted for more than 10% of the Company’s total accounts payable, contributing approximately 22%, 15% and 13%, respectively. As of December 31, 2024, there were three vendors, each of whom accounted for more than 10% of the Company’s total accounts payable, contributing approximately 36%, 15% and 12%, respectively. As of December 31, 2023, there were two vendors, each of whom accounted for more than 10% of the Company’s total accounts payable, contributing approximately 25% and 19%, respectively.

(c)	Credit risk

Financial instruments that potentially subject the Company to credit risk consist of cash equivalents, accounts receivable, other current assets, including deposits and other receivables, and amount due from related parties. Cash and cash equivalents are maintained with high credit quality institutions, the composition and maturities of which are regularly monitored by management. From April 1, 2024 onwards, the Singapore Deposit Protection Board pays compensation up to a limit of S$100,000 (approximately US$77,770) if the bank with which an individual/a company hold its eligible deposit fails. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

For accounts receivable, the Company determines, on a continuing basis, the probable losses and sets up an allowance for expected credit losses based on the estimated realizable value.

The Company has adopted a policy of only dealing with creditworthy counterparties. The Company performs ongoing credit evaluation of its counterparties’ financial condition and generally does not require a collateral. The Company also considers the probability of default upon initial recognition of assets and whether there has been a significant increase in credit risk on an ongoing basis throughout each reporting period.

The Company has determined the default event on a financial asset to be when internal and/or external information indicates that the financial asset is unlikely to be received, which could include default of contractual payments due for more than 90 days, default of interest due for more than 365 days or there is significant difficulty of the counterparty.

To minimize credit risk, the Company has developed and maintained its credit risk grading to categorize exposures according to their degree of risk of default. The credit rating information is supplied by publicly available financial information and the Company’s own trading records to rate its major customers and other debtors. The Company considers available reasonable and supportive forward-looking information which includes the following indicators:

●	Actual or expected significant adverse changes in business, financial or economic conditions that are expected to cause a significant change to the debtor’s ability to meet its obligations

●	Internal credit rating

●	External credit rating and when necessary

Regardless of the analysis above, a significant increase in credit risk is presumed if a debtor is more than 90 days past due in making contractual payment.

As of December 31, 2025, 2024 and 2023, the Company’s accounts receivable were due from various customers and were not attributable to a single customer.

(d)	Interest rate risk

As the Company has no significant interest-bearing assets, the Company’s income and operating cash flows are substantially independent of changes in market interest rates.

The Company’s interest-rate risk arises from bank borrowings. The Company manages interest rate risk by varying the issuance and maturity dates variable rate debt, limiting the amount of variable rate debt, and continually monitoring the effects of market changes in interest rates. As of December 31, 2025, 2024 and 2023, bank borrowings amounting to S$1,936,917 (approximately US$1,506,340), S$2,798,451 and S$791,961, respectively, were at floating interest rates.

(e)	Economic and political risk

The Company’s major operations are conducted in Singapore. Accordingly, the political, economic, and legal environments in Singapore, as well as the general state of Singapore’s economy influence the Company’s business, financial condition, and results of operations.

(f)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s policy is to ensure that it has sufficient cash to meet its liabilities when they become due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation. A key risk in managing liquidity is the degree of uncertainty in the cash flow projections. If future cash flows are fairly uncertain, the liquidity risk increases.

Potential impacts on the Company’s results of operations for 2026 will depend on global economic conditions, including ongoing geopolitical conflicts and resulting energy crises, which have led to increased fuel prices and are beyond the Company’s control. There is no guarantee that the Company’s revenues will grow or remain at a similar level year after year in 2026.